Notes Payable - Affiliated Entities	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Debt Disclosure [Abstract]
Notes Payable - Affiliated Entities
6.	Notes Payable – Affiliated Entities

The company had a $3,000,000 working capital line of credit with a related party which earned interest at 10% per annum. In September 2014, the company repaid the outstanding note balance of $1,470,000.

The company had a promissory note to a related party in the amount of $540,000 that earned interest at 10% per annum. In September 2014, the company repaid $540,000 which was the outstanding amount of the note.

The company had outstanding Series AA convertible promissory notes issued to certain employees. The notes earned interest of 10% per annum. In September 2014, the company repaid $423,852 representing the outstanding amount of these notes together with $283,856 in accrued interest.

The company issued redeemable convertible promissory notes (the “Redeemable Notes”) with contingently issuable detachable warrants in the amount of $475,491 and $541,465 during the fiscal years ended March 31, 2014 and 2013, respectively. The notes earned interest at 10% per annum. In connection with the June 2014 Private Placement (see Note 1), the Redeemable Notes were amended to provide that the Redeemable Notes would automatically be converted into that number of shares of common stock equal to the sum of 140% of the outstanding principal on the Redeemable Notes plus outstanding interest divided by $20.00 per share upon the closing of the Sprint APA. The company accreted approximately $400,000 representing the 40% premium to the principal balance from the amendment date through the closing of the Sprint APA.

In September 2014, the company converted the $1,016,956 outstanding principal and $238,856 interest on the Redeemable Notes into 77,734 shares of common stock.

For the nine months ended December 31, 2014 and 2013, total interest expense on all notes payable was $570,737 and $236,831, respectively, of which $477,325 and $225,662 were derived from related parties. All previously accrued interest expense was paid in September 2014.

6.	Notes Payable – Affiliated Entities

The company has a $3 million working capital line of credit with a related party of which $1,425,000 has been drawdown as of March 31, 2014 ($1,195,000 at March 31, 2013). The line of credit expires on June 30, 2015 and all borrowings bear interest at 10% per annum. Commencing not later than September 30, 2015, the company shall repay to the Lender $50,000 per quarter of principal plus interest earned for the quarter then ended until the entire principal shall have been repaid.

The company has a promissory note to a related party in the amount of $540,000. The borrowing bears interest at 10% per annum. At June 30, 2015, the entire balance of principal and accrued interest shall be due and payable on the demand of the holder.

The company has outstanding Series AA Convertible promissory notes to certain employees. The notes bear interest of 10% per annum. Upon the election of the holder, principal and accrued interest due may convert into shares of the company’s Series AA Preferred Stock. The number of shares of Series AA Preferred Stock shall be equal to the quotient obtained by dividing the entire outstanding principal amount and accrued interest by $13.25. The outstanding balance of these convertible promissory notes was $423,852 at March 31, 2014 and 2013. The notes mature on June 30, 2015. In the event that the notes have not converted into the company’s equity and the company achieves EBITDA in an amount equal to or greater than $5,000 for any quarter, within 30 days following such quarter, the company agrees to use up to 20% of the EBITDA amount to pay the outstanding and unpaid principal and accrued interest to the note holders.

The company issued redeemable convertible promissory notes (the “Redeemable Notes”) with contingently issuable detachable warrants in the amount of $475,491 and $541,465 during 2014 and 2013. The notes bear interest at 10% per annum. The principal amount plus any accrued interest is payable on June 30, 2015. In connection with a private placement (see Note 12), the Redeemable Notes were amended in May 2014 to provide that the Redeemable Notes will automatically be converted into that number of shares of our common stock equal to the sum of 140% of the outstanding principal on the Redeemable Notes plus outstanding interest divided by $20.00 per share upon the closing of the Sprint APA (See Note 12). If the company does not successfully complete the Sprint APA, the outstanding principal and interest on the convertible notes will remain outstanding, and we will be required to issue the holders of the convertible notes warrants to purchase an aggregate of 153,551 shares of our common stock at an exercise price of $13.25 per share. The company will begin to accrete the principal balance from the amendment date through the expected closing of the Sprint APA.

At March 31, 2014, of the total $1,016,956 in Redeemable Notes payable, $796,865 were due to related parties, while of the $541,465 total notes payable at March 31, 2013, $481,465 were due to related parties.

Total interest expense on all notes payable amounted to $325,348 and $224,836 for the years ended March 31, 2014 and 2013, respectively, of which $308,675 and $223,836 were derived from related parties. Accrued interest expense at March 31, 2014 and 2013 amounted to $870,247 and $544,899, respectively, of which $852,574 and $543,899 were due to related parties at March 31, 2014 and 2013, respectively.